Revenue	12 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue

4. Revenue

The Company's revenues are summarized in the following table:

	For the twelve months ended June 30,
(in thousands)	2025	2024
Investment management revenue:
Management fees	$7,038	$5,906
Incentive fees	4,069	2,676
Administration and service fees	1,514	1,405
Property management fees	1,245	1,186
Real estate property sales	1,192	6,586
Project management fees	941	75
Real estate rental income	317	-
Total revenues	$16,316	$17,834

The Company recognizes revenue at amounts that reflect the consideration to which it expects to be entitled in exchange for providing services to its customers under agreements with each investment product, which may be terminated at any time by either party subject to the specific terms of each respective investment management agreement.

Management Fees

The Company earns management fees based on the investment management agreements between MCRE and Monomoy UpREIT, LLC (Monomoy UpREIT) as well as between GECM and Great Elm Capital Corp. (GECC), and other private funds (collectively, the Funds). The performance obligation is satisfied and management fee revenue is recognized over time as the services are rendered, since the Funds simultaneously receive and consume the benefits provided as GECM and MCRE perform services. Management fee rates range from 1.0% to 1.5% of the management fee assets specified within each agreement and are calculated and billed in arrears of the period, either monthly or quarterly. The assets under management from which the fees are calculated are variable in nature and subject to factors outside of the Company's control, such as additional investments, withdrawals and market performance. Because of this, these fees are considered constrained until the end of the contractual measurement period (monthly or quarterly), which is when management fee asset values are generally determinable.

Incentive Fees

The Company earns incentive fees based on the investment management agreements GECM has with GECC and other private funds managed by GECM, and MCRE has with Monomoy Properties II, LLC (MP II), a feeder fund of Monomoy Properties REIT, LLC (Monomoy REIT). Where an investment management agreement includes both management fees and incentive fees, the performance obligation is considered to be a single obligation for both fees. Incentive fees are variable consideration associated with the investment management agreements recognized when the contractual performance criteria have been met and when it is determined that they are no longer probable of significant reversal. Each of the contracts with customers are evaluated on an individual basis to determine the timing of revenue recognition. Incentive fees typically arise from investment management services that began in prior reporting periods. Incentive fees are earned based on investment performance during the period, subject to the achievement of minimum return levels or high-water marks, in accordance with the terms of the respective investment management agreements. Incentive fees are typically 20% of the performance-based metric specified within each agreement. Incentive fees are recognized when it is determined that they are no longer probable of significant reversal. During the year ended June 30, 2025, the Company recorded revenue in respect to the incentive fees due from GECC of $4.1 million.

Administration and Service Fees

The Company earns administration fees based on the administration agreement GECM has with GECC whereby GECC reimburses GECM for costs incurred in performing certain administrative functions. In addition, the Company earns service fees based on the management agreement MCRE has with Monomoy UpREIT. This revenue is recognized over time as the services are performed. Administration fees are billed quarterly in arrears, which is consistent with the timing of the delivery of services and reflect agreed upon rates for the services provided. The services are accounted for as a single performance obligation for each investment vehicle that is a series of distinct services with substantially the same pattern of transfer as the services are provided on a daily basis. The Company presents administration and services fees and related costs incurred in performing these functions on a gross basis.

The Company also earns services fees based on a shared services agreement with Imperial Capital Asset Management, LLC (ICAM). This revenue is recognized over time as the services are performed. Service fees are billed quarterly in arrears, which is consistent with the timing of the delivery of services and reflects agreed-upon rates for the services provided. The services are accounted for as a single performance obligation that is a series of distinct services with substantially the same pattern of transfer as the services are provided on a daily basis.

Property Management Fees

Under the Monomoy UpREIT property management agreement, MCRE is entitled to 4.0% of rent collected. These fees are collected monthly in arrears. Property management fee revenue is recognized over time as the services are provided.

Real estate property sales

Real estate property sales occur periodically when development projects are completed and there is a sales contract with a customer for the real estate property. The performance obligation is real estate development activities that are performed together and deliver a real estate property to a customer. Sales revenue and cost of revenues are recognized when or as control of the asset is transferred to the buyer and the performance obligation is satisfied. The control of the asset may transfer over time or at a point in time depending on when the transfer of control of the real estate property occurs and the completion status of the real estate development activities on that date. See Note 9 - Real Estate for additional information regarding real estate under development.

Project Management Fees

MCM, a wholly owned subsidiary of MCRE, has entered into an owner’s representative agreement with respect to certain third party construction projects and earns project management fees for its services. MCS, a wholly-owned subsidiary of GEG, earns fees and is reimbursed certain expenses for providing construction management services. The performance obligation is satisfied, and project management fee revenue is recognized over time as the services are rendered. Given the project management fees are delivered during the construction period, recognition over time is determined using the percentage of completion method, which is based on construction costs incurred of the project relative to the total contractual costs. The Company presents the project management fees and associated costs related to such construction projects on a net basis as it is deemed to be the agent in the arrangement.

Real Estate Rental Income

The Company recognizes rental revenue in accordance with ASC 842, Leases, on a straight-line basis over the non-cancelable term of the lease. Under the terms of the lease, the Company may recover from the tenant certain expenses, including real estate taxes and other operating expenses. The recovery of these expenses is recognized in rental income in the accompanying condensed consolidated statements of operations, in the same periods as the expenses are incurred. These expenses recognized in both revenue and expense may fluctuate from period to period based on actual expense amounts.